STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

Note 8 - STOCK-BASED COMPENSATION

The Company adopted an Incentive Stock Plan on April 18, 2021. This plan is intended to provide incentives which will attract and retain highly competent persons at all levels as employees of the Company, as well as independent contractors providing consulting or advisory services to the Company, by providing them opportunities to acquire the Company’s common stock or to receive monetary payments based on the value of such shares pursuant to Awards issued. While the plan terminates 10 years after the adoption date, issued options have their own schedule of termination. Options to acquire shares of common stock may be granted at no less than fair market value on the date of grant. Upon exercise, shares of new common stock are issued by the Company.

DECEMBER 31, 2021

Under the 2021 Stock Incentive Plan, the Company has issued options to purchase 16 million shares at an average price of $0.015 with a fair value of $0.00. For the six months ended December 31, 2021 and 2020, the Company did not issue any options to purchase shares, respectively. Upon exercise, shares of new common stock are issued by the Company.

For the six months ended December 31, 2021 and 2020, the Company recognized an expense of approximately $81,048 and $0, respectively, of non-cash compensation expense (included in General and Administrative expense in the accompanying Consolidated Statement of Operations) determined by application of a binomial option pricing model with the following inputs: exercise price, dividend yields, risk-free interest rate, and expected annual volatility. As of December 31, 2021, the Company had approximately $103,004 of unrecognized pre-tax non-cash compensation expense, which the Company expects to recognize, based on a weighted-average period of 0.83 years. The Company used straight-line amortization of compensation expense over the one-year requisite service or vesting period of the grant. The Company recognizes forfeitures as they occur. There are options to purchase approximately 4,250,000 shares that have vested as of December 31, 2021.

The Company uses a binomial option pricing model to estimate the fair value of its stock option awards and warrant issuances. The calculation of the fair value of the awards using the binomial option-pricing model is affected by the Company’s stock price on the date of grant as well as assumptions regarding the following:

	Six months ended December 31,	Year ended June 30,
	2021	2021
Expected volatility	370%-497%	370%-497%
Expected term	4 Years	4 Years
Risk-free interest rate	0.76%-0.84%	0.76%-0.84%
Forfeiture Rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%

The expected volatility was determined with reference to the historical volatility of the Company’s stock. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury rate in effect at the time of grant.

A summary of the status of the Company’s outstanding stock options as of December 31, 2021 and June 30, 2021 and changes during the periods ending on that date is as follows:

		Weighted Average	Grant Date	Aggregate	Weighted Average
		Exercise	Fair	Intrinsic	Remaining
	Shares	Price	Value	Value	Term (Yrs)
Options
At June 30, 2021	16,000,000	$0.015	$-	$0
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeiture and cancelled	(8,000,000)	0.015		-
At December 31, 2021	8,000,000	$0.015	$-	$0	4.42

The following table summarizes information about employee stock options outstanding at December 31, 2021:

	Outstanding Options			Vested Options
	Number			Number
	Outstanding	Weighted	Weighted	Exercisable	Weighted	Weighted
	at	Averaged	Averaged	at	Averaged	Averaged
	December 31,	Remaining	Exercise	December 31,	Exercise	Remaining
Range of Exercise Price	2021	Life	Price	2021	Price	Life
$0.01	5,000,000	4.50	$0.01	2,083,333	$0.01	4.50
$0.02	3,000,000	4.33	$0.02	1,750,000	$0.02	4.33
Outstanding options	8,000,000	4.42	$0.01375	3,833,333	$0.0146	4.42

As of December 31, 2021, the Company had approximately $62,481 of unrecognized pre-tax non-cash compensation expense, which the Company expects to recognize, based on a weighted-average period of 0.46 years.

Restricted Stock Awards

 Restricted stock awards are awards of common stock that are subject to restrictions on transfer and to a risk of forfeiture if the holder leaves the Company before the restrictions lapse. The holder of a restricted stock award is generally entitled at all times on and after the date of issuance of the restricted shares to exercise the rights of a shareholder of the Company, including the right to vote the shares. The value of stock awards that vest over time was established by the market price on the date of its grant. A summary of the Company’s restricted stock activity for the six months ended December 31, 2021 is presented in the following table:

	For the Six months ended
	December 31, 2021
		Weighted
		Average
		Grant Date
	Shares	Fair Value
Unvested at June 30, 2021	132,000,000	$0.0115
Granted	56,000,000	$0.0071
Forfeited	(10,833,333)	$0.0080
Vested	(116,166,667)	$0.0110
Unvested at December 31, 2021	61,000,000	$0.0090

Unrecognized compensation expense related to outstanding restricted stock awards to employees and directors as of December 31, 2021 was $513,500 and is expected to be recognized over a weighted average period of 0.3 years. The recognition of expense related to vested shares is accounted for as stock-based consulting expense and stock-based compensation expense.

NOTE 8 - STOCK-BASED COMPENSATION

The Company adopted an Incentive Stock Plan on April 18, 2021. This plan is intended to provide incentives which will attract and retain highly competent persons at all levels as employees of the Company, as well as independent contractors providing consulting or advisory services to the Company, by providing them opportunities to acquire the Company’s common stock or to receive monetary payments based on the value of such shares pursuant to Awards issued. While the plan terminates 10 years after the adoption date, issued options have their own schedule of termination. Options to acquire shares of common stock may be granted at no less than fair market value on the date of grant. Upon exercise, shares of new common stock are issued by the Company.

Under the 2021 Stock Incentive Plan, the Company has issued options to purchase 16 million shares at an average price of $0.015 with a fair value of $0.00. For the years ended June 30, 2021 and 2020, the Company issued options to purchase 16 million and 0 shares, respectively. Upon exercise, shares of new common stock are issued by the Company.

For the years ended June 30, 2021 and 2020, the Company recognized an expense of approximately $18,554 and $0, respectively, of non-cash compensation expense (included in General and Administrative expense in the accompanying Consolidated Statement of Operations) determined by application of a binomial option pricing model with the following inputs: exercise price, dividend yields, risk-free interest rate, and expected annual volatility. As of June 30, 2021, the Company had approximately $143,141 of unrecognized pre-tax non-cash compensation expense, which the Company expects to recognize, based on a weighted-average period of 0.83 years. The Company used straight-line amortization of compensation expense over the one-year requisite service or vesting period of the grant. The Company recognizes forfeitures as they occur. There are options to purchase approximately 1,583,000 shares that have vested as of June 30, 2021.

The Company uses a binomial option pricing model to estimate the fair value of its stock option awards and warrant issuances. The calculation of the fair value of the awards using the binomial option-pricing model is affected by the Company’s stock price on the date of grant as well as assumptions regarding the following:

	Year ended June 30,
	2021	2020
Expected volatility	369.76% - 496.27%	-%
Expected term	4 Years	-
Risk-free interest rate	0.76%-0.84%	-%
Forfeiture Rate	0.00%	-%
Expected dividend yield	0.00%	-%

The expected volatility was determined with reference to the historical volatility of the Company’s stock. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury rate in effect at the time of grant.

A summary of the status of the Company’s outstanding stock options as of June 30, 2021 and 2020 and changes during the periods ending on that date is as follows:

		Weighted Average			Weighted
		Exercise	Grant Date Fair	Aggregate Intrinsic	Average Remaining
	Shares	Price	Value	Value	Term (Yrs)
Options
At June 30, 2020	-	$-	$-	$0
Granted	16,000,000	0.015	-	0	4.96
Exercised	-	-	-	-
Forfeiture and cancelled	-	-
At June 30, 2021	16,000,000	$0.015	$-	$0	4.96

The following table summarizes information about employee stock options outstanding at June 30, 2021:

	Outstanding Options			Vested Options
	Number			Number
	Outstanding	Weighted	Weighted	Exercisable	Weighted	Weighted
	at	Averaged	Averaged	at	Averaged	Averaged
	June 30,	Remaining	Exercise	June 30,	Exercise	Remaining
Range of Exercise Price	2020	Life	Price	2020	Price	Life
$0.01	8,000,000	5.00	$0.01	1,333,333	$0.01	5.00
$0.02	8,000,000	4.92	$0.02	250,000	$0.02	4.92
Outstanding options	16,000,000	4.96	$0.015	1,583,333	$0.015	4.96

As of June 30, 2021, the Company had approximately $143,141 of unrecognized pre-tax non-cash compensation expense, which the Company expects to recognize, based on a weighted-average period of 0.96 years.

Restricted Stock Awards

Restricted stock awards are awards of common stock that are subject to restrictions on transfer and to a risk of forfeiture if the holder leaves the Company before the restrictions lapse. The holder of a restricted stock award is generally entitled at all times on and after the date of issuance of the restricted shares to exercise the rights of a shareholder of the Company, including the right to vote the shares. The value of stock awards that vest over time was established by the market price on the date of its grant.

A summary of the Company’s restricted stock activity for the year ended June 30, 2021 and 2020 is presented in the following table:

	For the Year ended
	June 30, 2021		June 30, 2020
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Unvested at beginning of period	666,659	$0.06	3,544,447	$0.06
Granted	198,000,000	$0.0115	-	$-
Forfeited	-	-	(1,227,788)	0.06
Vested	(66,666,659)	$0.0115	(1,650,000)	$0.06
Unvested at end of period	132,000,000	$0.0115	666,659	$0.06

Unrecognized compensation expense related to outstanding restricted stock awards to consultants as of June 30, 2021 was $1,518,000 and is expected to be recognized over a weighted average period of 0.75 years.